Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies Policies
Principles of Accounting

These financial statements are stated in U.S. Dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America. The functional currency of the Company is U.S. Dollars.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Management makes its best estimate of the ultimate outcome for these items based on historical trends and other information available when the financial statements are prepared. Changes in estimates are recognized in accordance with the accounting rules for the estimate, which is typically in the period when new information becomes available to management. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The Company occasionally has cash deposits in excess of insured limits provided by the financial institutions. The Company places its cash and cash equivalents with high credit quality financial institutions.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded net of allowances for doubtful accounts and reserves for returns. In the normal course of business, the Company extends credit to customers that satisfy predefined credit criteria. The Company is required to estimate the collectability of its receivables. Allowances for doubtful accounts are established through the evaluation of accounts receivable aging and prior collection experience to estimate the ultimate realization of these receivables. At December 31, 2014, 2013 and 2012, management determined that no allowance was necessary.

Equipment	Equipment purchases over $1,000 are capitalized and amortized over their estimated useful life on the following straight-line basis: Computers – 3 years
Intangible Assets

Intangible assets with indefinite lives are not amortized but rather are tested at least annually for impairment. Intangible assets with definite lives are amortized over their estimated useful life as follows:

Source code	2 years
URL	10 years
Web-site contents	5 years
Subscribers list	1 year
Client accounts	2 years
Trade name	2 years

Goodwill

Goodwill represents the excess of the cost of a business combination over the fair value of the net assets acquired. A reporting unit is an operating segment or sub-segment to which goodwill is assigned when initially recorded. At present, we only have one reporting unit. We assign goodwill to reporting units based on our integration plans.

Impairment of indefinite long-lived intangible assets

As per FASB Accounting Standards Codification (“ASC”) Topic 350, we have opted to perform annual long-lived intangible asset impairment testing. In so doing, we compare the fair value of the long-lived intangible assets to their carrying costs. If the fair value of the assets exceeds its carrying amount, an impairment loss is recognized consisting of the amount equal to that excess. After an impairment loss is recognized, the adjusted carrying amount of the intangible assets shall be its new accounting basis. Subsequent reversal of a previously recognized impairment loss is prohibited.

We primarily determine fair value using an income approach based on the net present value of discounted cash flows. In applying that approach, we have used the following assumptions: A) a 10% Stabilized period EBITDA annual growth rate, which is based upon management's expectations, historical data and industry expertise; B) a 2.5X Cash flow multiple for terminal value, which has been based upon the multiple the Company was valued at in previous professional valuations; and, C) a 20% Discount rate for NPV of cash flows, that has been based upon the weighted average cost of capital.

At December 31, 2014, 2013 and 2012, management determined that the fair value of long-lived intangible assets was greater than their carrying value and, accordingly, the assets were not impaired and no impairment charge was required.

Fair Value of Financial Instruments

Accounting Standards Codification subtopic 825-10, Financial Instruments (“ASC 825”) requires disclosure of the fair value of certain financial instruments. Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

The fair value of financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and short term note - related party, approximate their carrying values since they are short term in nature and they are receivable or payable on demand.

Management is of the opinion that the Company is exposed to significant interest or credit risks arising from the bank-held assets. The Company is operating outside the United States of America and has significant exposure to foreign currency risk due to the fluctuation of the currency in which the Company operates and the U.S. dollar.

The Company currently has no assets and liabilities that it values at fair value on a periodic basis.

Comprehensive Income

The Company has adopted Accounting Standards Codification 220 “Reporting Comprehensive Income”, which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its Statement of Stockholders' Equity. Comprehensive income comprises equity except those resulting from investments by owners and distributions to owners.

Income Taxes

The company is registered in the British Virgin Islands and will not be conducting business in the United States. It is therefore not subject to or liable for any United States income taxes. Currently there is no income tax in the British Virgin Islands.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standard Codifications subtopic 605-10, Revenue Recognition (“ASC 605-10”) which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management’s judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts.

The Company’s revenues for the year ended December 31, 2014 consisted of revenues from advertisement services. The company currently utilizes various types of advertising models to generate revenue as follows: 1) flat rate paid advertising campaigns; 2) paid Sponsorship campaigns; 3) CPA (performance based) campaigns and 4) CPM (cost per thousand viewers) . The company enters into short term paid and sponsorship advertising contracts, for periods of one to three months. The company collects the payments for flat rate and sponsorship campaigns in advance of running the campaigns and revenue is recognized ratably over the campaign period. The Company collects the payments for CPA and CPM campaigns within 30 days after each month-end results. Revenue is recognized for CPA and CPM campaigns when a contract has been signed, the fee is fixed and determinable, delivery of the service has occurred, and the collection is probable.

Advertising Expenses	The Company expenses advertising costs as incurred. The Company incurred no advertising expenses as of December 31, 2014, 2013 and 2012.
Net Loss per Share

Basic net loss per share (“EPS”) is based on the weighted average number of common shares outstanding and diluted EPS is based on the weighted average number of common shares outstanding and dilutive common stock equivalents. Basic EPS is computed by dividing net loss (numerator) applicable to common stockholders by the weighted average number of common shares outstanding (denominator) for the period. All EPS presented in the financial statements are basic EPS as defined by Accounting Standards Codification 260, "Earnings Per Share". No diluted earnings per share are disclosed when the effect would be anti-diluted.

In 2014, there were 691,366 potentially dilutive securities outstanding in the form of convertible promissory notes (1,131,838 in 2013).

All per share and per share information are adjusted retroactively to reflect stock splits and changes in par value. Fully diluted shares outstanding were 12,891,577 and 13,353,750 for the years ended December 31, 2014 and 2013, respectively.

Concentration of Credit Risk

The Company places its cash and cash equivalents with a high credit quality financial institution. The Company maintains United States Dollars, Pound Sterling and European Euros at a bank in the Caribbean that are not insured. Revenue is derived in geographic locations outside the United States. The advertising business in Europe accounts for all of the revenue of the Company to date.

The Company is subject to risk arising from foreign currency exchange fluctuations. The Company’s clients are located in foreign countries. The Company’s financial results may be affected by factors such as foreign exchange rates or economic conditions in foreign markets. Since the functional currency is denominated in U.S. dollars, a strengthening or weakening of the dollar will affect the Company’s financial statements due to the fluctuating dollar. Monetary assets and liabilities denominated in foreign currencies are affected by changes in the exchange rate between the U.S. dollar and foreign currencies.

The Company’s revenues earned from advertising for the year ended December 31, 2014 includes 29%, 21% and 12% of the Company’s total revenues from three customers. These three customers represent 43%, 22% and 2% of the Company’s accounts receivable, respectively. The Company’s revenues earned from advertising for the year ended December 31, 2013 includes 37%, 29% and 9% of the Company’s total revenues from three customers. The three customers represent 21%, 20% and 4% of Company’s accounts receivable.

Foreign Currency Conversion

The Company is located and operating outside of the United States of America. The functional currency of the Company is the U.S. Dollar. At the transaction date, each asset, liability, revenue and expense is converted into U.S. dollars by the use of the exchange rate in effect at that date. Monetary assets are translated at the period-end exchange rate. Non-monetary assets are translated at the rate of exchange in effect at their acquisition, unless such assets are carried at market or nominal value, in which case they are translated at the period-end exchange rate. The resulting foreign exchange gains and losses are included in operations.

Related Parties

Related parties are affiliates of the enterprise; entities for which investments are accounted for by the equity method by the enterprise; trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; principal owners of the enterprise; its management; members of the immediate families of principal owners of the enterprise and its management; and other parties with which the enterprise may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. Another party also is a related party if it can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

Stock Based Compensation

The Company follows the guideline under Accounting Standards Codification subtopic 718-10 Compensation (“ASC 718-10”) for all stock based compensation plans, including employee stock options, restricted stock, employee stock purchase plans and stock appreciation rights, which requires that all share-based payments to both employees and non-employees be recognized in the income statement based on their fair values.

New Accounting Pronouncements	Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.